Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

Note 8: Cash and cash equivalents

Cash and cash equivalents are broken down as follows:

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Bank accounts	6,337	3,347
Short term deposits	—	2,500
Total cash and cash equivalents	6,337	5,847

As of December 31, 2020, the Company owned one short-term deposits with a maturity on January 18, 2021 and an interest rate of 0.03%. Its nominal value is €2,500 thousand.

In accordance with IAS 7, this short-term deposit was recorded under cash and cash equivalents.